Income Taxes - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Tax and Tax Rate
Valuation allowance in a net amount	¥ 70,456	¥ 19,975
Withholding tax rate	10.00%
PRC
Income Tax and Tax Rate
Net operating loss carryforwards	¥ 404,934	112,370
HK
Income Tax and Tax Rate
Net operating loss carryforwards	¥ 2,325	¥ 30,965